Segment information (Details 7) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Percentage of sales and revenues					10.00%					10.00%
External sales and revenues	$ 14,402	$ 13,423	$ 14,621	$ 13,210	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 55,656	$ 65,875	$ 60,138
Net property, plant and equipment	17,075				16,461				17,075	16,461	14,395
Inside United States
Segment Reporting Information
External sales and revenues									18,579	20,239	17,980
Net property, plant and equipment	8,723				8,559				8,723	8,559	7,448
Outside the United States
Segment Reporting Information
External sales and revenues									37,077	45,636	42,158
Net property, plant and equipment	8,352				7,902				8,352	7,902	6,947
Australia
Segment Reporting Information
External sales and revenues										$ 6,822